Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenues	The following table presents revenues by the service lines:
	For the six months ended June 30,
	2024	2023
REVENUES:
Application development services*	$884,538	$2,179,167
Consulting and technical support services	2,383,000	1,477,740
Subscription services	215,355	294,528
Trading revenue	1,375,319	2,605,970
Other revenue	135,832	27,324
Total revenues	$4,994,044	$6,584,729
*	For the six months ended June 30, 2024 and 2023, certain application development service arrangements included sales of IT equipment. Such revenue of $292,101 and $1,247,232 was included in the application development service revenue for the six months ended June 30, 2024 and 2023, respectively.